Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent Events
The Company evaluated subsequent events from December 31, 2023, the date of these consolidated financial statements, through March 21, 2024, which represents the date the consolidated financial statements were issued, for events requiring recording or disclosure in the consolidated financial statements for the year ended December 31, 2023. The Company concluded that no events have occurred that would require recognition or disclosure in the consolidated financial statements except as noted below.
On January 22, 2024, the Company entered into a securities purchase agreement for a private placement with certain institutional and accredited investors. At the closing of the private placement on January 24, 2024, the Company sold and issued 14,500,500 shares of common stock at a price per share of $12.00, and pre-funded
warrants to purchase 4,666,332 shares of common stock at a purchase price of $11.999 per pre-funded
warrant, which represents the per share purchase price of the common stock less the $0.001 per share exercise price for each pre-funded
warrant, for an aggregate purchase price of approximately $230 million. The pre-funded
warrants are exercisable at any time after the date of issuance. A holder of pre-funded
warrants may not exercise the warrant if the holder, together with its affiliates, would beneficially own more than 9.99% of the number of shares of common stock outstanding immediately after giving effect to such exercise. A holder of pre-funded
warrants may increase or decrease this percentage to a percentage not in excess of 19.99% by providing at least 61 days’ prior notice to the Company.